Note 13 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Line Items [Line Items]
Goodwill	$ 24,482	$ 30,393
Other intangible assets	11,920	15,927
Carrying value at March 31	$ 36,402	$ 46,320